DEI Document	Jan. 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 15, 2025
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	CLEARONE INC
Entity Central Index Key	0000840715
Trading Symbol	CLRO
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, $0.001
Entity Emerging Growth Company	false
City Area Code	(801)
Local Phone Number	975-7200
Entity File Number	001-33660
Entity Address, Address Line One	5225 Wiley Post Way, Suite 500
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84116
Entity Tax Identification Number	87-0398877
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false